SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Aug. 04, 2021	Sep. 30, 2021	Dec. 31, 2021
Cash equivalents	$ 0				$ 0
Offering costs charged to stockholders equity					13,056,080
Unrecognized tax benefits	0				0
Unrecognized tax benefits, accrued interests and penalities					0
Cash FDIC insured amount	$ 250,000				250,000
Class A common stock issuance costs					555,660
Allocated value of transaction costs to warrants				$ (737,120)	737,120
Common Class A [Member]
Class A common stock issuance costs					$ 12,318,960
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days	45 days
Common stock shares subscribed but not issued	3,000,000				3,000,000
Over-Allotment Option [Member] | Maximum [Member] | Underwriting Agreement [Member]
Common stock shares subscribed but not issued		3,000,000		3,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Stock issued during period new shares issued			2,807,868
Sale of stock price per share			$ 10.00